Sales Revenue	6 Months Ended
Jun. 30, 2019
Sales Revenue
Sales Revenue

Sales revenue

	January 1 – June 30, 2019			January 1 – June 30, 2018
Sales revenue in EUR thousands	Revenue from product sales	Revenue from development projects	Other	Revenue from product sales	Revenue from development projects	Other
Germany	2,154	0	0	1,184	0	0
Europe	1,357	0	0	1,211	0	0
U.S.	10,231	0	0	6,443	0	0
other regions	0	162	0	0	91	40
Total	13,742	162	0	8,838	91	40

Revenue from product sales revenues generated in the USA includes sales revenue from finance and operating lease agreements for BF-RhodoLED® lamps.

In the first half of 2019, we generated EUR 41 thousand of income from operating leases (previous year period: EUR 0). We generated income of EUR 19 thousand from finance leases (previous year period: EUR 0).